Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	ETF Series Solutions
Entity Central Index Key	0001540305
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
Material Change Date	Oct. 31, 2024
Bahl & Gaynor Small/Mid Cap Income Growth ETF
Shareholder Report [Line Items]
Fund Name	Bahl & Gaynor Small/Mid Cap Income Growth ETF
Class Name	Bahl & Gaynor Small/Mid Cap Income Growth ETF
Trading Symbol	SMIG
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Bahl & Gaynor Small/Mid Cap Income Growth ETF for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://etf.bahl-gaynor.com/smig/. You can also request this information by contacting us at (885) 944-1711.
Additional Information Phone Number	(885) 944-1711
Additional Information Website	https://etf.bahl-gaynor.com/smig/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bahl & Gaynor Small/Mid Cap Income Growth ETF	$71	0.60%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Bahl & Gaynor Small/Mid Cap Income Growth ETF (“SMIG” or the “Fund”) returned +36.37% (NAV) for the one-year period, ended 10/31/2024. Over the same period, the S&P 500 returned +38.02% and the Russell 2500 increased +33.08%.
The Fund’s small/mid-cap core approach seeks to provide high current income that consistently rises. The Fund typically invests in high-quality small/mid-size companies that have historically exhibited an ability to compound capital and dividends at attractive growth rates.
• During the one-year period ended 10/31/2024, the Fund grew year-over-year income per share 6.29%.
• The Fund outperformed versus dividend paying stocks in the Russell 2500 Index, which returned +33.20% during the one-year period.
The views in this letter were as of October 31, 2024, and may not necessarily reflect the same views on the date this letter is first published or any time thereafter. These views are intended to help shareholders in understanding the fund’s investment methodology and do not constitute investment advice.

Top Contributors
↑	Victory Capital, Targa Resources, Evercore

Top Detractors
↓	Interparfums, Insperity, Perrigo

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (08/25/2021)
Bahl & Gaynor Small/Mid Cap Income Growth ETF NAV	36.37	7.07
S&P 500 TR	38.02	9.44
Russell 2500 Total Return	33.08	2.25

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 31, 2024
Updated Performance Information Location [Text Block]	Visit https://etf.bahl-gaynor.com/smig/ for more recent performance information. Visit https://etf.bahl-gaynor.com/smig/ for more recent performance information.
Net Assets	$ 662,670,425
Holdings Count | $ / shares	52
Advisory Fees Paid, Amount	$ 2,745,885
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$662,670,425
Number of Holdings	52
Net Advisory Fee	$2,745,885
Portfolio Turnover	16%
30-Day SEC Yield	1.73%
30-Day SEC Yield Unsubsidized	1.73%

Holdings [Text Block]

Top 10 Issuers	(% of Net Assets)
Booz Allen Hamilton Holding Corporation	5.2%
Victory Capital Holdings, Inc.	5.1%
Targa Resources Corporation	4.5%
Hubbell, Inc.	4.3%
Packaging Corporation of America	4.2%
Broadridge Financial Solutions, Inc.	4.1%
Snap-on, Inc.	4.1%
Hartford Financial Services Group, Inc.	3.8%
Watsco, Inc.	3.6%
Evercore, Inc.	3.5%

Top Sectors	(% of Net Assets)
Industrials	22.5%
Financials	19.2%
Materials	10.9%
Utilities	8.7%
Information Technology	6.9%
Energy	6.4%
Health Care	6.3%
Consumer Discretionary	6.2%
Consumer Staples	5.7%
Cash & Other	7.2%

Material Fund Change [Text Block]
MANAGED DISTRIBUTIONS
The Fund seeks to generate meaningful current income that grows over time. The Fund aims to distribute all Net Investment Income, calculated as Total Investment Income generated by the Fund’s investments less Total Fund Expenses. To date, the Fund’s distribution policy has not resulted in a distribution of capital.
Changes to Fund’s Investment Adviser or Sub Adviser:
Effective April 8, 2024, Bahl & Gaynor, Inc., serves as the investment adviser to the Fund. Prior to April 8, 2024, Advisors Asset Management, Inc. served as the investment adviser to the Fund and Bahl & Gaynor, Inc. served as the sub-adviser to the Fund.
Fund Name Change:
Effective April 8, 2024, the Fund’s name changed from the “AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF” to the “Bahl & Gaynor Small/Mid Cap Income Growth ETF”
Other Material Fund Changes:
Effective December 31, 2024, the Fund’s fiscal year end will change from October 31 to December 31.

Updated Prospectus Web Address	https://etf.bahl-gaynor.com/smig/